Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 029
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The following table sets forth by level within the fair value hierarchy the investments included in the Master Trust at fair value at December 31, 2025 and 2024. There were no Level 2 or 3 investments at December 31, 2025 and 2024. This table does not include fully benefit responsive investments at contract value in accordance with the disclosure requirements of ASC 820.

	Quoted Prices in Active Markets for Identical Assets (Level 1)
	2025	2024
ADM and other common stock	$301,444,591	$281,573,085
Mutual funds	199,559,176	484,280,708
Common collective trust funds	2,592,308,159	1,977,184,661
Total assets at fair value	$3,093,311,926	$2,743,038,454

EBP 030
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The following table sets forth by level within the fair value hierarchy the investments included in the Master Trust at fair value at December 31, 2025 and 2024. There were no Level 2 or 3 investments at December 31, 2025 and 2024. This table does not include fully benefit responsive investments at contract value in accordance with the disclosure requirements of ASC 820.

	Quoted Prices in Active Markets for Identical Assets (Level 1)
	2025	2024
ADM and other common stock	$301,444,591	$281,573,085
Mutual funds	199,559,176	484,280,708
Common collective trust funds	2,592,308,159	1,977,184,661
Total assets at fair value	$3,093,311,926	$2,743,038,454